AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Investment Objective
The AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund (the “Fund”) seeks long-term capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - USD ($)	AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - Investor Class Shares	AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund	AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - Investor Class Shares	AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - Institutional Class Shares
Management Fees	0.99%	0.99%
Distribution and Service (12b-1) Fees	0.35%	none
Other Expenses	0.16%	0.18%
Total Annual Fund Operating Expenses	1.50%	1.17%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - Investor Class Shares	153	474	818	1,791
AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - Institutional Class Shares	119	372	644	1,420

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.23% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in a portfolio of common stocks of issuers in developed markets throughout the world, including the United States.  In addition, the Fund uses options, including covered call options and index options, to seek to enhance equity returns, to lower the overall volatility of the Fund’s investment portfolio and to generate income.  The Fund generally invests at least 80% of its net assets (including any borrowings for investment purposes) in an integrated strategy comprised of equity securities of companies with large market capitalizations and writing (selling) covered call options on a portion of the equity securities held in the Fund’s portfolio.  Under normal market conditions, the Fund generally invests in securities of issuers from at least three different countries (including the United States), with at least 40% of the Fund’s net assets invested in foreign securities.

The Fund’s equity security holdings are managed based on a proprietary fundamental and quantitative approach targeting securities with stable, long-term dividend growth and high quality fundamental exposures.  AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”) also incorporates value factors that may include, but are not limited to sales, book value and cash flow to determine the inclusion and weighting for each security.  The approach seeks to assess the risk and return characteristics of the securities the Fund will buy and sell and the impact those securities will have on the risk and return characteristics of the portfolio overall. The Sub-Adviser then evaluates these results in light of data concerning an issuer’s fundamentals and trading considerations.  The Fund’s investment universe consists of large capitalization, dividend-paying companies in the developed markets.  For these purposes, “large-capitalization companies” are those that, at the time of investment, have market capitalizations in excess of $5 billion.  The Fund’s portfolio construction process incorporates constraints to ensure the sector and regional allocations are diversified.

In addition to writing covered calls, the Fund may also use futures contracts to enhance equity returns, to lower the overall volatility of the Fund’s investment portfolio and to generate income.  The Fund may invest in a derivative instrument both as a substitute for a comparable market position in the underlying equity security or to attempt to “hedge” or limit the exposure of the Fund’s position in an equity security.  Derivative securities held by the Fund to generate income represent positions in underlying equity securities that produce income such as dividend-paying common stock and other income producing equity securities.  Investments in derivative securities that represent positions in underlying equity securities are considered to be equity securities for the purpose of the Fund’s 80% test.

The Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

•	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

•
Management Risk.  The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•
Equity Market Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.  Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

•
Large-Capitalization Companies Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Options and Futures Risk.  Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.

•
Foreign Securities Risk.  Investments in securities of foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Additionally, income earned on foreign securities may be subject to foreign withholding taxes.

Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at https://www.alliancebernstein.com/investments/us/ or by calling 1-800-221-5672.  If you are a client of Tiedemann Wealth Management, LLC (“Tiedemann Wealth Management” or the “Adviser”), the Fund’s investment adviser, you can get updated performance information at www.twmfunds.com or by calling the Fund toll-free at 1-855-TWM-FUND (1-855-896-3863).

Institutional Class Shares(1) Calendar Year Returns as of December 31

(1) The returns shown in the bar chart are for Institutional Class shares. The performance of the Investor Class shares will differ due to differences in expenses.
The Fund’s calendar year-to-date return for Institutional Class shares as of March 31, 2015 was 1.03%.  During the period shown in the bar chart, the best performance for a quarter was 9.28% (for the quarter ended March 31, 2012).  The worst performance was -3.27% (for the quarter ended September 30, 2014).

Average Annual Total Returns (For the Periods Ended December 31, 2014)
Average Annual Returns - AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - Institutional Class Shares	Institutional Class Shares Return Before Taxes	2.31%	7.55%	Mar. 31, 2011
AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - Investor Class Shares	Investor Class Shares Return Before Taxes	1.93%	7.24%	May 31, 2011
After Taxes on Distributions | AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions	0.21%	6.26%
After Taxes on Distributions and Sale of Fund Shares | AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	2.96%	5.91%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	MSCI World Index (reflects no deduction for fees, expenses or taxes)	4.94%	9.12%	Mar. 31, 2011

Institutional Class shares of the Fund commenced operations on March 31, 2011.  Investor Class shares of the Fund commenced operations on May 31, 2011.  Performance shown for Investor Class shares prior to their commencement of operations reflects the performance of Institutional Class shares.

After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes and Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period when a capital loss is realized on the sale of Fund shares which provides an annual tax benefit to shareholders that increases the after-tax return.

After-tax returns are shown for Institutional Class shares only.  After-tax returns for Investor Class shares will vary.